Financial instruments - Additional Information (Details)	3 Months Ended		6 Months Ended
	Jun. 30, 2024 USD ($) $ / MWh MWh MMBTU $ / shares $ / MWh	Jun. 30, 2023 USD ($)	Jun. 30, 2024 USD ($) $ / MWh MWh MMBTU $ / shares $ / MWh	Jun. 30, 2023 USD ($)	Jun. 30, 2024 CAD ($) $ / MWh MWh MMBTU $ / MWh	Dec. 31, 2023 USD ($)	May 23, 2019 USD ($)
Fair Value of Financial Instruments [Line Items]
Unrealized losses in AOCI			$ 41,232,000
Foreign currency gain (loss)	$ (10,933,000)	$ (130,000)	(4,416,000)	$ (15,555,000)
Supplier finance program obligations	77,658,000		77,658,000			$ 62,173,000
Designated as a hedge
Fair Value of Financial Instruments [Line Items]
Net investment in foreign operation	$ 12,000	(2,924,000)	$ 502,000	(2,801,000)
U.S. dollar Subordinated unsecured notes | Senior Unsecured Notes
Fair Value of Financial Instruments [Line Items]
Par value							$ 350,000,000
Senior unsecured notes | Senior Unsecured Notes
Fair Value of Financial Instruments [Line Items]
Par value					$ 1,200,000,000
Swap
Fair Value of Financial Instruments [Line Items]
Commodity volumes, gas | MMBTU	2,262,896		2,262,896		2,262,896
Canadian Investments and Subsidiaries
Fair Value of Financial Instruments [Line Items]
Foreign currency gain (loss)	$ 2,401,000	9,629,000	$ (10,186,000)	9,638,000
Foreign exchange contract
Fair Value of Financial Instruments [Line Items]
Foreign currency gain (loss)	(2,195,000)	7,009,000	(4,413,000)	6,942,000
Cross-currency interest rate swap
Fair Value of Financial Instruments [Line Items]
Foreign currency gain (loss)	1,186,000	(3,967,000)	5,190,000	(4,348,000)
Cross-currency interest rate swap | U.S. dollar Subordinated unsecured notes | Senior Unsecured Notes
Fair Value of Financial Instruments [Line Items]
Par value					$ 300,000,000
Cross-currency interest rate swap | U.S. dollar Subordinated unsecured notes | Senior Unsecured Notes | Designated as a hedge
Fair Value of Financial Instruments [Line Items]
Par value					$ 400,000,000
Currency Swap | Senior unsecured notes | Senior Unsecured Notes
Fair Value of Financial Instruments [Line Items]
Foreign currency gain (loss)	$ (75,000)	$ (4,975,000)	$ 6,898,000	$ (4,987,000)
Interest rate swaps designated as a hedge
Fair Value of Financial Instruments [Line Items]
Notional quantity (MW-hrs) | $ / MWh	319,885		319,885		319,885
Receive average prices (per MW-hr) | $ / MWh	25.15		25.15		25.15
Transmission congestion rights
Fair Value of Financial Instruments [Line Items]
Notional quantity (MW-hrs) | MWh	2,433,240		2,433,240		2,433,240
Minimum | Atlantica Yield Energy Solutions Canada Inc. | Measurement Input, Discount Rate
Fair Value of Financial Instruments [Line Items]
Alternative investment, measurement input (percent)	0.0810		0.0810		0.0810
Minimum | Atlantica Yield Energy Solutions Canada, Inc | Measurement Input, Price Volatility
Fair Value of Financial Instruments [Line Items]
Alternative investment, measurement input (percent)	0.2747		0.2747		0.2747
Minimum | Energy contracts
Fair Value of Financial Instruments [Line Items]
Forward price | $ / MWh	18.90		18.90		18.90
Derivative auction price (in USD per share) | $ / shares	$ 0		$ 0
Minimum | Transmission congestion rights
Fair Value of Financial Instruments [Line Items]
Receive average prices (per MW-hr) | $ / MWh	0.84		0.84		0.84
Maximum | Atlantica Yield Energy Solutions Canada Inc. | Measurement Input, Discount Rate
Fair Value of Financial Instruments [Line Items]
Alternative investment, measurement input (percent)	0.0860		0.0860		0.0860
Maximum | Atlantica Yield Energy Solutions Canada, Inc | Measurement Input, Price Volatility
Fair Value of Financial Instruments [Line Items]
Alternative investment, measurement input (percent)	0.3319		0.3319		0.3319
Maximum | Energy contracts
Fair Value of Financial Instruments [Line Items]
Forward price | $ / MWh	154.55		154.55		154.55
Derivative auction price (in USD per share) | $ / shares	$ 31.95		$ 31.95
Maximum | Transmission congestion rights
Fair Value of Financial Instruments [Line Items]
Receive average prices (per MW-hr) | $ / MWh	19.03		19.03		19.03
Weighted average useful lives | Atlantica Yield Energy Solutions Canada Inc. | Measurement Input, Discount Rate
Fair Value of Financial Instruments [Line Items]
Alternative investment, measurement input (percent)	0.0826		0.0826		0.0826
Weighted average useful lives | Energy contracts
Fair Value of Financial Instruments [Line Items]
Forward price | $ / MWh	39.17		39.17		39.17
Derivative auction price (in USD per share) | $ / shares	$ 4.53		$ 4.53
Weighted average useful lives | Transmission congestion rights
Fair Value of Financial Instruments [Line Items]
Receive average prices (per MW-hr) | $ / MWh	4.37		4.37		4.37